Cash flow supplemental information (Details) - Schedule of cash flow supplemental information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Digital currencies items
Digital currencies mined	$ (24,190,060)	$ (24,952,344)	$ (3,553,362)
Acquisition of digital currencies	(3,932,000)
Miner lease and hosting	9,768,179	3,469,287
Loss on digital currency option calls	1,950,000
Services paid in digital currencies	739,024
Loss (gain) on sale of digital currencies	11,574,330	(290,948)	(62,799)
Interest paid in digital currencies	216,329
Digital currencies traded for cash	16,016,280
Loss on revaluation of digital currencies	3,386,890
Total	15,528,972	(21,774,005)	(3,616,161)
Working capital items
Amounts receivable and prepaid expenses	574,129	(1,604,703)	(275,294)
Accounts payable and accrued liabilities	72,325	842,584	761,560
Income tax payable	(550,000)
Deposit payable	(1,277,500)	1,788,500
Total	$ (1,181,046)	$ 1,026,381	$ 486,266